LONG-TERM INVESTMENTS (Detail Textual) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended							12 Months Ended				24 Months Ended
	May. 31, 2013 CNY (¥)	Nov. 30, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Nov. 30, 2014 CNY (¥)	Jul. 31, 2014 CNY (¥)	Jun. 30, 2014 CNY (¥) ¥ / shares shares	Apr. 30, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 CNY (¥)
Long Term Investments [Line Items]
Income (Loss) from Equity Method Investments									¥ (129)	$ (20)	¥ 4,902	¥ (430)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax									68,069	10,508	28,458
Payments to Acquire Long-term Investments									¥ 137,707	$ 21,258	191,064	54,744
Ubox International Holdings Co Limited [Member]
Long Term Investments [Line Items]
Percentage Of Equity Interest Acquired									3.60%	3.60%
Payments to Acquire Long-term Investments									¥ 7,703				¥ 40,517
Sheen Star Group Limited [Member]
Long Term Investments [Line Items]
Income (Loss) from Equity Method Investments									(153)		0
Equity Interest Owned By Majority Owner Of The Investee								50.01%
Equity Method Investment, Ownership Percentage								19.99%
Payments to Acquire Long-term Investments								¥ 20,990
Yibang Changchunteng Hotel Co Limited [Member]
Long Term Investments [Line Items]
Percentage Of Equity Interest Acquired	30.00%							20.00%
Income (Loss) from Equity Method Investments									(1,712)		2,197	¥ (430)
Payments to Acquire Long-term Investments	¥ 430							¥ 285
China Quanjude Group Co Ltd [Member]
Long Term Investments [Line Items]
Payments to Acquire Available-for-sale Securities, Total							¥ 100,000
Percentage Of Equity Interest Acquired							2.35%
Number Of Shares Acquired In Investment Of Available For Sale Securities | shares							7,241,131
Share Price Of Investment | ¥ / shares							¥ 13.81
Available-for-sale Securities, Total				¥ 137,943					166,546		137,943
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax									21,451		28,458
Loan Receivables From Franchisees [Member]
Long Term Investments [Line Items]
Investment Income, Nonoperating, Total									¥ 986		¥ 266
Loan Receivables From Franchisees [Member] | Maximum [Member]
Long Term Investments [Line Items]
Loan To Franchisees Term									3 years	3 years	3 years
Investments Interest Rate									8.50%	8.50%	8.50%
Loan Receivables From Franchisees [Member] | Minimum [Member]
Long Term Investments [Line Items]
Loan To Franchisees Term									2 years	2 years	2 years
Investments Interest Rate									8.00%	8.00%	8.00%
Beijing Gooagoo Technology Service Co Ltd [Member]
Long Term Investments [Line Items]
Percentage Of Equity Interest Acquired					8.00%
Payments to Acquire Long-term Investments		¥ 10,289
Beijing Gooagoo Technology Service Co Ltd [Member] | Convertible Debt Securities [Member]
Long Term Investments [Line Items]
Payments to Acquire Long-term Investments			¥ 4,650
Beijing Gooagoo Technology Service Co Ltd [Member] | Series A Preferred Stock [Member]
Long Term Investments [Line Items]
Percentage Of Equity Interest Acquired			12.50%
Payments to Acquire Long-term Investments			¥ 45,000
Preferred Shares Purchased | shares			45,000,000
Shanghai Campsort Travel Development Co Ltd [Member]
Long Term Investments [Line Items]
Percentage Of Equity Interest Acquired						30.00%
Income (Loss) from Equity Method Investments											¥ (356)
Investment Income, Nonoperating, Total		¥ 2,766
Percentage Of Equity Interest Transferred		24.00%		24.00%	6.00%
Payments to Acquire Long-term Investments						¥ 15,000
Proceeds from Sale of Equity Method Investments		¥ 14,410			¥ 3,000
Qingpu [Member]
Long Term Investments [Line Items]
Percentage Of Equity Interest Acquired									10.00%	10.00%
Payments to Acquire Long-term Investments									¥ 17,143
Shanghai Founder Service Co Ltd [Member]
Long Term Investments [Line Items]
Percentage Of Equity Interest Acquired			10.00%
Payments to Acquire Long-term Investments			¥ 20,000